Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 28, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

October 26, 2018

DBX ETF TRUST

Xtrackers MSCI All China Equity ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated September 28, 2018, as each may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has approved a new fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers MSCI All China Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee*	0.50
Other Expenses	None
Acquired Fund Fees and Expenses**	0.22
Total Annual Fund Operating Expenses	0.72
Fee Waiver and/or Expense Reimbursement***	(0.22)
Total Annual Fund Operating Expenses After Fee Waiver	0.50
*	Effective July 17, 2018, the Fund’s management fee was reduced from 0.60% to 0.50% of the Fund’s average daily net assets.
**

“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing primarily in Xtrackers MSCI China A Inclusion Equity ETF (the “Underlying Fund”) and any other exchange-traded funds (“ETFs”) advised by DBX Advisors LLC (the “Adviser”). The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value (“NAV”) per share.

***

To the extent the Fund invests in the shares of an affiliated fund, the Adviser has contractually agreed, until October 1, 2021, to waive fees and/or reimburse the Fund’s expenses to limit the Fund’s current operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) by an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in the affiliated fund. In addition, the Adviser has contractually agreed, until October 25, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets. These agreements may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers MSCI All China Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$51	$169	$340	$837

Xtrackers MSCI All China Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

October 26, 2018

DBX ETF TRUST

Xtrackers MSCI All China Equity ETF

(the “Fund”)

Supplement to the Fund’s Summary Prospectus and Statutory Prospectus dated September 28, 2018, as each may be supplemented from time to time

Effective immediately, DBX Advisors LLC (the “Adviser”) has approved a new fee waiver arrangement for the Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers MSCI All China Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee*	0.50
Other Expenses	None
Acquired Fund Fees and Expenses**	0.22
Total Annual Fund Operating Expenses	0.72
Fee Waiver and/or Expense Reimbursement***	(0.22)
Total Annual Fund Operating Expenses After Fee Waiver	0.50
*	Effective July 17, 2018, the Fund’s management fee was reduced from 0.60% to 0.50% of the Fund’s average daily net assets.
**

“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing primarily in Xtrackers MSCI China A Inclusion Equity ETF (the “Underlying Fund”) and any other exchange-traded funds (“ETFs”) advised by DBX Advisors LLC (the “Adviser”). The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value (“NAV”) per share.

***

To the extent the Fund invests in the shares of an affiliated fund, the Adviser has contractually agreed, until October 1, 2021, to waive fees and/or reimburse the Fund’s expenses to limit the Fund’s current operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) by an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in the affiliated fund. In addition, the Adviser has contractually agreed, until October 25, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets. These agreements may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers MSCI All China Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$51	$169	$340	$837

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/> (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2021<br/><br/>October 25, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective July 17, 2018, the Fund’s management fee was reduced from 0.60% to 0.50% of the Fund’s average daily net assets.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value (“NAV”) per share.
Xtrackers MSCI All China Equity ETF | Xtrackers MSCI All China Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	169
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	$ 837

[1]	Effective July 17, 2018, the Fund’s management fee was reduced from 0.60% to 0.50% of the Fund’s average daily net assets.
[2]	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing primarily in Xtrackers MSCI China A Inclusion Equity ETF (the “Underlying Fund”) and any other exchange-traded funds (“ETFs”) advised by DBX Advisors LLC (the “Adviser”). The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value (“NAV”) per share.
[3]	To the extent the Fund invests in the shares of an affiliated fund, the Adviser has contractually agreed, until October 1, 2021, to waive fees and/or reimburse the Fund’s expenses to limit the Fund’s current operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) by an amount equal to the Fund’s management fee attributable to the Fund’s assets invested in the affiliated fund. In addition, the Adviser has contractually agreed, until October 25, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.50% of the Fund’s average daily net assets. These agreements may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.